Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
MAVEN TOPCO LIMITED [Member]
Summary of Movement Of Goodwill
Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2018 (Successor)	$182,994
Goodwill acquired	2,569
Foreign currency translation adjustments	7,417

Balance as of December 31, 2019 (Successor)	$192,980
Goodwill acquired	2,211
Foreign currency translation adjustments	5,433

Balance as of December 31, 2020 (Successor)	$200,624